Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 355,551	$ 376,870
Accounts receivable	203,500	276,700
Prepaid expenses and other current assets	10,213	18,159
Inventories	7,816	15,620
Total current assets	577,080	687,349
Non-current assets
Vessels and drydock	3,577,935	3,089,254
Right of use assets for vessels	0	689,826
Other assets	65,440	83,754
Goodwill	8,197	8,197
Restricted cash	0	783
Total non-current assets	3,651,572	3,871,814
Total assets	4,228,652	4,559,163
Current liabilities
Current portion of long-term bank debt	220,965	31,504
Sale and leaseback liability	206,757	269,145
IFRS 16 - lease liability	0	52,346
Accounts payable	10,004	28,748
Accrued expenses and other current liabilities	72,678	91,508
Total current liabilities	510,404	473,251
Non-current liabilities
Long-term bank debt and bonds	939,188	264,106
Sale and leaseback liability	221,380	871,469
IFRS 16 - lease liability	0	443,529
Other long-term liabilities	3,974	0
Total non-current liabilities	1,164,542	1,579,104
Total liabilities	1,674,946	2,052,355
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 and 150,000,000 shares authorized; 53,107,765 and 61,262,838 outstanding shares as of December 31, 2023 and December 31, 2022, respectively.	745	727
Additional paid-in capital	3,097,054	3,049,732
Treasury shares	(1,131,225)	(641,545)
Retained earnings	587,132	97,894
Total shareholders’ equity	2,553,706	2,506,808
Total liabilities and shareholders’ equity	$ 4,228,652	$ 4,559,163